Form N-1A Cover	Apr. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 28, 2025
Prospectus Date	Apr. 28, 2025